Summary of Significant Accounting Policies - Schedule Reconciliation of Cash, Cash Equivalents and Restricted Cash (Details) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Cash and cash equivalents	$ 104,633	$ 55,644		$ 153,904
Restricted cash	42,003	282,043		41,906
Total cash, cash equivalents, and restricted cash shown in the cash flow statement	$ 146,636	$ 337,687	$ 56,445	$ 195,810	$ 347,226